Subsequent events - options issued (Details) - Options issued - Stock options	Mar. 04, 2024 shares $ / shares
Subsequent events
Options to purchase common shares issued | shares	39,483
Exercisable price | $ / shares	$ 4.50
Expiration term	5 years